Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Effective Income Taxes and Reconciliation

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2016 and 2015 were as follows:

	Years Ended December 31,
	2016	2015
Income tax benefit at U.S. statutory rate of 34%	$(685,000)	$(337,000)
State income tax benefit	(161,000)	(79,000)
Non-deductible expenses	112,000	7,000
Income tax effect during LLC period	-	36,000
Change in valuation allowance	734,000	373,000
Total provision for income tax	$-	$-

Schedule of Deferred Tax Assets

The Company’s approximate net deferred tax assets as of December 31, 2016 and 2015 were as follows:

	December 31, 2016	December 31, 2015
Deferred Tax Assets:
Net operating loss carryforward	$1,107,000	$373,000
Total deferred tax assets	1,107,000	373,000
Valuation allowance	(1,107,000)	(373,000)
Net deferred tax assets	$-	$-